Investments - Sale-Leaseback Transactions Accounted for as Financing Arrangements (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Investments [Abstract]
2026	$ 145,297
2027	147,918
2028	150,608
2029	153,479
2030	156,432
Thereafter	4,540,114
Total future scheduled payments	$ 5,293,848